Significant changes in the current reporting period	3 Months Ended
Sep. 30, 2021
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i) Significant events

There were no significant events during the three months ended September 30, 2021 that affected the financial position and performance of the Group.